PROMISSORY NOTE (Details Narrative) - USD ($)									12 Months Ended
	Feb. 22, 2024	Jan. 17, 2024	Nov. 20, 2023	Nov. 17, 2023	Nov. 08, 2023	Jan. 20, 2023	Oct. 24, 2022	Jul. 15, 2020	Mar. 31, 2024	Mar. 31, 2023	May 17, 2023	Apr. 21, 2023	Nov. 04, 2022	Jan. 01, 2016
Short-Term Debt [Line Items]
Interest rate													12.00%	2.00%
Exit fee percent													15.00%
Extension fee									$ (190,000)	$ (575,100)
Maturity date			Jun. 30, 2024				Aug. 15, 2024
Shares conversion, value									$ 477,175
Common Stock [Member]
Short-Term Debt [Line Items]
Shares conversion									23,989,570
Shares conversion, value									$ 2,399
Commercial Paper [Member] | Yotta Investment LLC [Member]
Short-Term Debt [Line Items]
Face amount											$ 60,000	$ 60,000
January 2023 Note [Member]
Short-Term Debt [Line Items]
Face amount	$ 313,718	$ 400,518			$ 499,968	$ 631,968
Interest rate						10.00%
Debt discount						$ 56,868
Cash received from debt instrument						$ 575,100
Exit fee percent						15.00%
Extension fee				$ 5,000
Maturity date				Aug. 15, 2024
January 2023 Note [Member] | New Promissory Note [Member]
Short-Term Debt [Line Items]
Face amount	91,800	99,450			132,000
January 2023 Note [Member] | Commercial Paper [Member]
Short-Term Debt [Line Items]
Financing expenses	$ 98,200	$ 10,550			$ 28,000
January 2023 Note [Member] | Commercial Paper [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Shares conversion	10,000,000	10,000,000			10,000,000
Shares conversion, value	$ 190,000	$ 110,000			$ 160,000
Shares conversion, per share price	$ 0.019	$ 0.011			$ 0.016
Promissory Note [Member] | Williams [Member]
Short-Term Debt [Line Items]
Face amount								$ 383,604
Debt periodic payment								$ 8,000
Long term debt									119,604	119,604
Notes payable									$ 96,000	$ 96,000